Shareholder Report, Holdings (Details)	Nov. 30, 2024
C000194706 | 46120E602 | Intuitive Surgical, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000194706 | 149123101 | Caterpillar, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000194706 | 743315103 | Progressive Corporation (The)
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000194706 | 040413106 | Arista Networks, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000194706 | 74340W103 | Prologis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000194706 | 172908105 | Cintas Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000194706 | 701094104 | Parker-Hannifin Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000194706 | 032095101 | Amphenol Corporation, Class A
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000194706 | 871607107 | Synopsys, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000194706 | 482480100 | KLA Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000194706 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000194706 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000194706 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000194706 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000194706 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000194706 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000194706 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000194706 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000194706 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000194706 | Technology
Holdings [Line Items]
Percent of Net Asset Value	26.80%
C000194706 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	100.00%
C000248596 | 46120E602 | Intuitive Surgical, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000248596 | 149123101 | Caterpillar, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000248596 | 743315103 | Progressive Corporation (The)
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000248596 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000248596 | 30231G102 | Exxon Mobil Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000248596 | 437076102 | Home Depot, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000248596 | G54950103 | Linde plc
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000248596 | 747525103 | QUALCOMM, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000248596 | 65339F101 | NextEra Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000248596 | 69608A108 | Palantir Technologies, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000248596 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000248596 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000248596 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000248596 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000248596 | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000248596 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000248596 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000248596 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000248596 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000248596 | Technology
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000248596 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000248596 | InvestmentType_Reit
Holdings [Line Items]
Percent of Total Investments	100.00%
C000176728 | Trimble, Inc., 4.9, 2028-06-15
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000176728 | Alexandria Real Estate Equities, Inc., 4.9, 2030-12-15
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000176728 | Camden Property Trust, 4.9, 2034-01-15
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000176728 | Amphenol Corporation, 4.35, 2029-06-01
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000176728 | Valero Energy Corporation, 4.35, 2028-06-01
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000176728 | Arch Capital Finance, LLC, 4.011, 2026-12-15
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000176728 | Cboe Global Markets, Inc., 3.65, 2027-01-12
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000176728 | AutoZone, Inc., 3.75, 2027-06-01
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000176728 | Dollar General Corporation, 3.875, 2027-04-15
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000176728 | Republic Services, Inc., 3.95, 2028-05-15
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000176728 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000176728 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000176728 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000176728 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000176728 | Energy
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000176728 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000176728 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000176728 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000176728 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000176728 | Technology
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000176728 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	100.00%
C000223048 | 29084Q100 | EMCOR Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000223048 | 05605H100 | BWX Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000223048 | 34354P105 | Flowserve Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000223048 | 629377508 | NRG Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000223048 | 88339J105 | Trade Desk, Inc. (The), Class A
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000223048 | 231561101 | Curtiss-Wright Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000223048 | 784117103 | SEI Investments Company
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000223048 | 871332102 | Sylvamo Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000223048 | 398905109 | Group 1 Automotive, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000223048 | 05550J101 | BJ's Wholesale Club Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000223048 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000223048 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000223048 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000223048 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000223048 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000223048 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000223048 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000223048 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000223048 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000223048 | Technology
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000223048 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000223048 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	100.00%
C000237005 | 438333106 | Honest Company, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000237005 | 85208M102 | Sprouts Farmers Market, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000237005 | 879433829 | Telephone and Data Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000237005 | M84137104 | SimilarWeb Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000237005 | 45841N107 | Interactive Brokers Group, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000237005 | 739128106 | Powell Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000237005 | 87357P100 | Tactile Systems Technology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000237005 | 458665304 | Interface, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000237005 | 256163106 | DocuSign, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000237005 | 68373M107 | Opera Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000237005 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000237005 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000237005 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000237005 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000237005 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000237005 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000237005 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000237005 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000237005 | Technology
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000237005 | Communications
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000237005 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	100.00%
C000237005 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.00%
C000176729 | 85208M102 | Sprouts Farmers Market, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000176729 | 45841N107 | Interactive Brokers Group, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000176729 | 19260Q107 | Coinbase Global, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000176729 | 833445109 | Snowflake, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000176729 | 31607A703 | Fidelity Investments Money Market Government Portfolio, Institutional
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000176729 | 87612G101 | Targa Resources Corporation
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000176729 | 23804L103 | Datadog, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000176729 | 6418931 | Delta Electronics Thailand PCL
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000176729 | 573874104 | Marvell Technology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000176729 | 833034101 | Snap-on, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000176729 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000176729 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000176729 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000176729 | Materials
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000176729 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000176729 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000176729 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000176729 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000176729 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000176729 | Technology
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000176729 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000176729 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000176729 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	99.40%
C000176729 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.40%
C000176729 | InvestmentType_Preferred Stocks
Holdings [Line Items]
Percent of Total Investments	0.20%
C000176729 | InvestmentType_Right
Holdings [Line Items]
Percent of Total Investments	0.00%
C000214760 | 31607A703 | Fidelity Investments Money Market Government Portfolio, Institutional
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000214760 | 6418931 | Delta Electronics Thailand PCL
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000214760 | H2906T109 | Garmin Ltd.
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000214760 | 6198578 | REA Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000214760 | 6531827 | Geely Automobile Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000214760 | 6870490 | Advantest Corporation
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000214760 | BPCPYT4 | Brookfield Corporation
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000214760 | 2566351 | Fairfax Financial Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000214760 | 6219640 | Delek Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000214760 | 6215035 | Commonwealth Bank of Australia
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000214760 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000214760 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000214760 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000214760 | Materials
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000214760 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000214760 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000214760 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000214760 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000214760 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000214760 | Technology
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000214760 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000214760 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000214760 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	98.50%
C000214760 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.00%
C000214760 | InvestmentType_Preferred Stocks
Holdings [Line Items]
Percent of Total Investments	0.50%
C000176730 | 31607A703 | Fidelity Investments Money Market Government Portfolio, Institutional
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000176730 | 04041L106 | Aris Water Solutions, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000176730 | 913915104 | Universal Technical Institute, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000176730 | 63888U108 | Natural Grocers by Vitamin Cottage, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000176730 | 378973408 | Globalstar, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000176730 | 698884103 | PAR Technology Corporation
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000176730 | 16115Q308 | Chart Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000176730 | 55405W104 | MYR Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000176730 | 69913P105 | Paragon 28, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000176730 | 04010E109 | Argan, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000176730 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000176730 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000176730 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000176730 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000176730 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000176730 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000176730 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000176730 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000176730 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000176730 | Technology
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000176730 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000176730 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000176730 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	96.60%
C000176730 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	2.90%
C000176730 | InvestmentType_Right
Holdings [Line Items]
Percent of Total Investments	0.00%
C000176730 | InvestmentType_Business Development Companies
Holdings [Line Items]
Percent of Total Investments	0.50%
C000220340 | 97717Y527 | WisdomTree Floating Rate Treasury Fund
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000220340 | 62944T105 | NVR, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000220340 | 29414B104 | EPAM Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000220340 | 178867107 | Civista Bancshares, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000220340 | 536797103 | Lithia Motors, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000220340 | 570535104 | Markel Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000220340 | 05465C100 | Axos Financial, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000220340 | G3922B107 | Genpact Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000220340 | 217204106 | Copart, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000220340 | 031100100 | AMETEK, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000220340 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000220340 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000220340 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000220340 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000220340 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000220340 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000220340 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000220340 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000220340 | Technology
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000220340 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000220340 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000220340 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000220340 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	80.40%
C000220340 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.90%
C000220340 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	18.70%